Share-Based Compensation - Schedule of Restricted Share Activity (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 30, 2016
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value, Unvested, Beginning Balance	$ 8.39	$ 7.25
Weighted average grant date fair value, Granted		9.42
Weighted average grant date fair value, Vested	8.65	7.64
Weighted average grant date fair value, Forfeited	0	0
Weighted average grant date fair value, Unvested, Ending Balance	$ 8.28	$ 8.39
Time Vesting Restricted Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Ordinary Shares, Unvested, Beginning Balance	103,055	84,226
Number of Restricted Ordinary Shares, Granted		89,963
Number of Restricted Ordinary Shares, Vested	(31,841)	(71,134)
Number of Restricted Ordinary Shares, Forfeited	0	0
Number of Restricted Ordinary Shares, Unvested, Ending Balance	71,214	103,055
Performance Vesting Restricted Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Ordinary Shares, Unvested, Beginning Balance	0	120,252
Number of Restricted Ordinary Shares, Vested		(120,252)
Number of Restricted Ordinary Shares, Forfeited	0	0
Number of Restricted Ordinary Shares, Unvested, Ending Balance		0